Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Provision for Income Taxes Reflects Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2024	2023
Income (loss) before taxes	$(265.1)	$143.6
Combined statutory tax rate (1)	23.0%	23.0%
Computed income tax expense	$(61.0)	$33.0
Increase (decrease) resulting from:
Share-based compensation	0.5	1.8
Adjustments related to prior years	(0.9)	0.8
Other	(1.1)	-
Deferred income tax expense (recovery)	$(62.5)	$35.6

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2024 and December 31, 2023.

Summary of Net Deferred Income Tax Asset

The net deferred income tax asset is comprised of the following:

	Balance January 1, 2024	Provision (Recovery) in Income	Balance December 31, 2024
Deferred tax liabilities (assets)
PP&E	$247.9	$(82.2)	$165.7
Leases	(4.0)	2.3	(1.7)
Risk Management	2.7	(1.1)	1.6
Decommissioning liability	(39.7)	(3.5)	(43.2)
Share-based compensation	(7.4)	1.2	(6.2)
Non-capital losses	(410.3)	20.8	(389.5)
Net deferred tax liability (asset)	$(210.8)	$(62.5)	$(273.3)

	Balance January 1, 2023	Provision (Recovery) in Income	Balance December 31, 2023
Deferred tax liabilities (assets)
PP&E	$249.5	$(1.6)	$247.9
Leases	(5.5)	1.5	(4.0)
Risk Management	1.4	1.3	2.7
Decommissioning liability	(41.9)	2.2	(39.7)
Share-based compensation	(7.3)	(0.1)	(7.4)
Non-capital losses	(442.6)	32.3	(410.3)
Net deferred tax liability (asset)	$(246.4)	$35.6	$(210.8)